Share-Based Compensation Options, Rollforward (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	10,319,883	11,551,087
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 12.35	$ 11.60
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	540,292	774,960	741,187
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 16.70
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(1,557,750)	(649,200)	(523,845)
Share-based Compensation, Options, Exercises in Period, Weighted Average Exercise Price	$ 8.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 11,232	$ 5,633	$ 5,970
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(196,073)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 13.66
Share-based Compensation, Options, Cancelled	(17,673)
Share-based Compensation, Options, Cancelled, Weighted Average Exercise Price	$ 12.07
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 3 months 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	61,946
Share-based compensation, Options, Options Fully Vested and Excercisable	7,125,780
Share-based compensation, Options, Options Fully Vested and Excersiable, Weighted Average Exercise Price	$ 11.37
Share-based Compensation, Options, Options Fully Vested and Exercisable, Weighted-Average Remaining Contractual Term in Years	4 years 4 months 26 days
Share-based Compensation, Options, Options Fully Vested and Exercisable at Year End, Intrinsic Value	49,767
Share-based Compensation, Options, Options Expected to Vest	9,977,466
Share-based Compensation, Options, Options, Expected to Vest, Weighted-Average Exercise Price	$ 12.30
Share-based Compensation, Options, Options Expected to Vest, Weighted Average Remaining Contractual Term in Years	5 years 2 months 14 days
Share-based Compensation, Options, Options Expected to Vest, Intrinsic Value	$ 38,693